Operating Segment Information and Concentrations of Risk (Tables)	12 Months Ended
Mar. 31, 2014
Segment Reporting [Abstract]
Operating Segments and Geographical Information

The following are the Company’s operating segments and geographical information:

	Net Sales to Customers[1] Years Ended 31 March
(Millions of US dollars)	2014	2013	2012

USA & Europe Fibre Cement	$1,127.6	$951.4	$862.0
Asia Pacific Fibre Cement	366.2	369.9	375.5

Worldwide total	$1,493.8	$1,321.3	$1,237.5

	Income Before Income Taxes Years Ended 31 March
(Millions of US dollars)	2014	2013	2012

USA & Europe Fibre Cement2, [3]	$237.0	$145.6	$148.4
Asia Pacific Fibre Cement2, [8]	81.1	61.7	80.3
Research and Development[2]	(24.4)	(26.0)	(20.7)

Segments total	293.7	181.3	208.0
General Corporate[4]	(240.6)	(151.8)	(52.5)

Total operating income	53.1	29.5	155.5
Net interest expense[5]	(1.1)	2.4	(7.4)
Other income	2.6	1.8	3.0

Worldwide total	$54.6	$33.7	$151.1

	Total Identifiable Assets 31 March
(Millions of US dollars)	2014	2013

USA & Europe Fibre Cement	$782.6	$730.6
Asia Pacific Fibre Cement	237.6	230.7
Research and Development	19.7	20.9

Segments total	1,039.9	982.2
General Corporate6, [7]	1,066.6	1,131.0

Worldwide total	$2,106.5	$2,113.2

	Net Sales to Customers[1] Years Ended 31 March
(Millions of US dollars)	2014	2013	2012

USA	$1,094.6	$923.8	$833.9
Australia	259.2	272.0	282.4
New Zealand	63.0	56.1	54.4
Other Countries	77.0	69.4	66.8

Worldwide total	$1,493.8	$1,321.3	$1,237.5

	Total Identifiable Assets 31 March
(Millions of US dollars)	2014	2013

USA	$785.8	$739.8
Australia	176.3	156.3
New Zealand	29.4	39.8
Other Countries	48.4	46.3

Segments total	1,039.9	982.2
General Corporate6, [7]	1,066.6	1,131.0

Worldwide total	$2,106.5	$2,113.2

[1]	Export sales and inter-segmental sales are not significant.

[2]

Research and development costs of US$9.6 million, US$11.9 million and US$10.1 million in fiscal years 2014, 2013 and 2012, respectively, were expensed in the USA and Europe Fibre Cement segment. Research and development costs of US$1.3 million, US$1.7 million and US$1.6 million in fiscal years 2014, 2013 and 2012, respectively, were expensed in the Asia Pacific Fibre Cement segment. Research and development costs of US$22.2 million, US$23.6 million and US$18.7 million in fiscal years 2014, 2013 and 2012, respectively, were expensed in the Research and Development segment. The Research and Development segment also included selling, general and administrative expenses of US$2.2 million, US$2.4 million and US$2.0 million in fiscal years 2014, 2013 and 2012, respectively.

Research and development expenditures are expensed as incurred and in total amounted to US$33.1 million, US$37.2 million and US$30.4 million for the years ended 31 March 2014, 2013 and 2012, respectively.

[3]

Included in the USA and Europe Fibre Cement segment for the years ended 31 March 2014, 2013 and 2012 are asset impairment charges of nil, US$16.9 million and US$14.3 million, respectively. See Note 7 for further information.

[4]

The principal components of the General Corporate segment are officer and employee compensation and related benefits, professional and legal fees, administrative costs, and rental expense on the Company’s corporate offices. Included in the General Corporate segment for the year ended 31 March 2014 are unfavourable asbestos adjustments of US$195.8 million and AICF SG&A expenses of US$2.1 million. Included in the General Corporate segment for the year ended 31 March 2013 are unfavourable asbestos adjustments of US$117.1 million, AICF SG&A expenses of US$1.7 million and ASIC expenses of US$2.6 million. Included in the General Corporate segment for the year ended 31 March 2012 are unfavourable asbestos adjustments of US$15.8 million, AICF SG&A expenses of US$2.8 million and ASIC expenses of US$1.1 million.

[5]

The Company does not report net interest expense for each operating segment as operating segments are not held directly accountable for interest expense. Included in net interest (expense) income is AICF interest income of US$2.9 million, US$7.0 million and US$3.3 million in fiscal years 2014, 2013 and 2012, respectively. See Note 11 for more information.

[6]

The Company does not report deferred tax assets and liabilities for each operating segment as operating segments are not held directly accountable for deferred income taxes. All deferred income taxes are included in the General Corporate segment.

[7]	Asbestos-related assets at 31 March 2014 and 2013 are US$812.4 million and US$882.8 million, respectively, and are included in the General Corporate segment.

[8]

Included in the Asia Pacific Fibre Cement segment for the years ended 31 March 2014, 2013 and 2012 are expenses related to the legacy New Zealand product liability claims of US$1.7 million, US$13.2 million and US$5.4 million, respectively. See Note 13 for more information.

Summary of Gross Sales by Major Customers
The following are gross sales generated by these two customers, which are all from the USA and Europe Fibre Cement segment:

	Years Ended 31 March
(Millions of US dollars)	2014		2013		2012
		%		%		%
Customer A	$174.2	11.7%	$223.0	16.9%	$207.4	16.8%
Customer B	139.6	9.3%	137.7	10.4%	135.7	11.0%

	$313.8		$360.7		$343.1